Balance Sheet Components	9 Months Ended
Sep. 30, 2013
Balance Sheet Components
Balance Sheet Components

5. Balance Sheet Components

  Cash and Cash Equivalents

        Cash and cash equivalents consist of the following:

	December 31,
			September 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Cash	$3,759	$1,776	$1,938
Cash equivalents
Money market funds	63,616	42,446	138,957
Certificate of deposit	25	25	25

	63,641	42,471	138,982

Total	$67,400	$44,247	$140,920

  Property and Equipment, Net

        Property and equipment, net consists of the following:

	December 31,
			September 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Computer equipment	$549	$4,385	$11,602
Software	795	788	1,145
Office furniture	343	803	1,199
Leasehold improvements	459	986	2,627
Construction in progress	—	542	871

Total property and equipment	2,146	7,504	$17,444
Less accumulated depreciation	(696)	(1,887)	(4,372)

Property and equipment, net	$1,450	$5,617	$13,072

        Depreciation expense was $157,000, $463,000, $1,191,000, $724,000 and $2,529,000 for the years ended December 31, 2010, 2011, 2012 and for the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited), respectively.

  Accrued Expenses and Other Current Liabilities

        Accrued expenses and other current liabilities are as follows:

	December 31,
			September 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Accrued bonuses, commissions and wages	$1,715	$4,737	$7,599
Liability for employee stock purchase plan	—	—	2,077
Accrued vacation	936	1,502	1,935
Liability payable for unvested stock options exercises	271	523	652
Accrued legal, consulting and audit fees	343	282	625
Accrued sales taxes	348	543	311
Accrued marketing expenses	199	395	1,132
Accrued other	654	963	1,140

Total	$4,466	$8,945	$15,471

  Changes in Accumulated Other Comprehensive Income

        Changes in accumulated other comprehensive income are as follows:

	Foreign Currency Items	Total
	(in thousands, unaudited)
Beginning balance at January 1, 2013	$145	$145
Other comprehensive income before reclassifications	(24)	(24)
Amounts reclassified from accumulated other comprehensive income	—	—

Ending balance at September 30, 2013 (unaudited)	$121	$121